OTHER PAYABLES AND ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2021
OTHER PAYABLES AND ACCRUED EXPENSES
OTHER PAYABLES AND ACCRUED EXPENSES

NOTE 9:-     OTHER PAYABLES AND ACCRUED EXPENSES

	December 31,
	2021	2020
Payroll and other employee related accruals	$21,000	$16,930
Accrued expenses	9,344	7,152
Government authorities	4,226	1,475
Provision for return	3,509	2,962
Sundry	271	12

	$38,350	$28,531